N-2	Apr. 22, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001938365
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Axxes Private Markets Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class A	Class C	Class I
TRANSACTION FEES
Maximum Sales Charge (Load) as a Percentage of Purchase Amount)(1)	5.75%	None	None
Maximum Contingent Deferred Sales Charge (Load)(2)	None	1.00%	None
Maximum Early Repurchase Fee(3)	1.00%	1.00%	1.00%

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL FUND EXPENSES (as a percentage of the Fund’s net assets)(4)
Management Fee	1.25%	1.25%	1.25%
Acquired Fund Fees and Expenses(5)	1.50%	1.50%	1.50%
Interest Payments on Borrowed Funds(6)	0.00%	0.00%	0.00%
Other Expenses(7)	1.38%	1.38%	1.38%
Distribution and Servicing Fee	0.25%	1.00%	0.00%
Total Annual Fund Expenses	4.38%	5.13%	4.13%
Fees Waived and/or Expenses Reimbursed(8)	(0.13)%	(0.13)%	(0.13)%
Total Annual Fund Expenses After Waiver and/or Reimbursement	4.25%	5.00%	4.00%

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

EXAMPLE:

You would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return:

Class A

1 year	3 years	5 years	10 years
$98	$181	$266	$483

Class C

1 year		3 years	5 years	10 years
$50	*	$152	$255	$509

*If the CDSC were to apply, the hypothetical expense you would pay on a $1,000 investment in the Class C shares would be $60 for 1 year.

Class I

1 year	3 years	5 years	10 years
$40	$124	$210	$431

Purpose of Fee Table , Note [Text Block]

The following table illustrates the fees and expenses that the Fund expects to incur and that shareholders can expect to bear directly or indirectly.

To invest in Class A and Class C Shares of the Fund, a prospective investor must open a brokerage account with a Financial Intermediary or the Distributor. Any costs associated with opening such an account are not reflected in the following table or the examples below. Investors should contact their broker or other financial professional for more information about the costs associated with opening such an account.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT PROGRAM

Investment Objective and Strategies

The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment objective is not fundamental and may be changed at the discretion of the Board without shareholder approval.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in private market investments. Private market investments are equity investments of any type in private investment vehicles (or Investment Funds). Investment Funds, such as private equity funds and private co-investment vehicles, are commingled asset pools that typically offer their securities privately, without registering such securities under the Securities Act. Investment Funds typically offer their securities in large minimum denominations (often at least $5 million to $20 million) to a limited number of high net worth individual and institutional investors. Investment Funds are excluded from the definition of “investment company,” pursuant to Section 3(c)(7) of the 1940 Act, and hence are not registered as investment companies under the 1940 Act. The managers or investment advisers of these funds are usually compensated through asset-based fees and incentive-based fees.

The Fund intends to invest approximately 90% of its assets in Investment Funds managed by the Core Independent Managers. The remaining 10% of the Fund’s assets will be invested in liquid securities for cash management purposes. The Fund intends to deploy its assets into one or more Investment Funds managed by each Core Independent Manager in roughly equal amounts, subject in all cases to the discretion of the Advisor, availability of appropriate investments and market conditions. Each Core Independent Manager may invest in the Fund alongside existing shareholders, provided that no such investment will be made that would cause a Core Independent Manager to be an “affiliated person” of the Fund under the 1940 Act (i.e., at no time will a Core Independent Manager own 5% or more of the Fund’s outstanding voting securities or otherwise control the Fund).

The Core Independent Managers will primarily invest the assets of the Investment Funds that they manage in Direct Access Co-Investments or Secondary Investments sponsored by the Core Independent Manager or an Underlying Independent Manager. The Fund does not intend to allocate its assets to primary investments (or “primaries”) in new funds being raised by an Investment Manager. The Fund will not “control” the Investment Funds as that term is defined in Section 2(a)(9) of the 1940 Act.

The Fund may or may not name additional “core independent managers” in the future. Additionally, the Fund may at any time determine not to invest in Investment Funds managed by the Core Independent Managers and, instead, may determine to allocate its assets to Investment Funds not managed by a Core Independent Manager.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on July 14, 2022.

Shares of Beneficial Interest

The Declaration of Trust authorizes the Fund’s issuance of an unlimited number of shares of beneficial interest, par value $0.001 per share. There is currently no market for our shares and we do not expect that a market for our shares will develop in the foreseeable future. Pursuant to the Declaration of Trust and as permitted by Delaware law, shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General Corporation Law of the State of Delaware, as amended (the “DGCL”) and therefore generally will not be personally liable for our debts or obligations.

Shares

Under the terms of the Declaration of Trust, all shares, when consideration for shares is received by the Fund, will be fully paid and nonassessable. Distributions may be paid to shareholders if, as and when authorized and declared by the Board. Shares will have no preference, preemptive, appraisal, conversion, exchange or redemption rights, and will be freely transferable. The Declaration of Trust provides that the Board shall have the power to repurchase or redeem shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution for the applicable class, subject to any preferential rights of holders of the Fund’s outstanding preferred shares, if any. Each whole share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional share will be entitled to a proportionate fractional vote. Shareholders shall be entitled to vote on all matters on which a vote of shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election or removal of Trustees. Under the Declaration of Trust, the Fund is not required to hold annual meetings of shareholders. The Fund only expects to hold shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of shareholders.

Preferred Shares and Other Securities

The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than common shares of beneficial interest (including preferred Shares, debt securities or other senior securities), by action of the Board without the approval of shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.

Preferred Shares could be issued with rights and preferences that would adversely affect shareholders. Preferred shares could also be used as an anti-takeover device. Every issuance of preferred shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of preferred shares and before any distribution is made with respect to the shares and before any purchase of shares is made, the aggregate involuntary liquidation preference of such preferred shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of preferred shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred shares. The Fund does not plan to issue preferred shares within twelve months of the effectiveness of its registration statement.

The following table shows the amounts of the Fund’s shares that have been authorized and are outstanding as of March 31, 2024.

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Fund or for its Account	(4) Amount Outstanding Excluding Amount Shown Under (3)
Class A Shares	Unlimited	None	0
Class C Shares	Unlimited	None	0
Class I Shares	Unlimited	None	10,000

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or shareholders, unless the liability arises from bad faith, willful misfeasance, gross negligence or reckless disregard for the Trustee’s or officer’s duty.

Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys’ fees relating to the defense or disposition of any action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund, or in the case of a criminal proceeding, matters for which such person had reasonable cause to believe that his or her conduct was unlawful. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.

The Fund has entered into the Investment Advisory Agreement with the Advisor. The Investment Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, the Advisor is not liable for any error of judgment or mistake of law or for any loss the Fund suffers.

Pursuant to the Declaration of Trust, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives a written undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.

Number of Trustees; Appointment of Trustees; Vacancies; Removal

The Declaration of Trust provides that the number of Trustees shall be no less than one and no more than 15 as determined in writing by a majority of the Trustees then in office. As set forth in the Declaration of Trust, a Trustee’s term of office shall continue until his or her death, resignation or removal. Subject to the provisions of the 1940 Act, individuals may be appointed by the Trustees at any time to fill vacancies on the Board by the appointment of such persons by a majority of the Trustees then in office. Each Trustee shall hold office until his or her successor shall have been appointed pursuant to the Declaration of Trust. To the extent that the 1940 Act requires that Trustees be elected by shareholders, any such Trustees will be elected by a plurality of all shares voted at a meeting of shareholders at which a quorum is present.

The Declaration of Trust provides that any Trustee may be removed (provided that after the removal the aggregate number of Trustees is not less than the minimum required by the Declaration of Trust) with or without cause by an action adopted by the majority of the then Trustees.

Action by Shareholders

The Declaration of Trust provides that shareholder action can be taken only at a meeting of shareholders or by written consent of shareholders in lieu of a meeting. Subject to the 1940 Act, the Declaration of Trust or a resolution of the Board specifying a greater or lesser vote requirement, the affirmative vote of a majority of shares present in person or represented by proxy at a meeting and entitled to vote on the subject matter shall be the act of the shareholders with respect to any matter submitted to a vote of the shareholders.

Amendment of Declaration of Trust and Bylaws

Subject to the provisions of the 1940 Act and the Declaration of Trust, the Board may amend the Declaration of Trust without any vote of shareholders. Pursuant to the Declaration of Trust and bylaws, the Board has the exclusive power to amend or repeal the bylaws or adopt new bylaws at any time.

No Appraisal Rights

In certain extraordinary transactions, some jurisdictions provide the right to dissenting shareholders to demand and receive the fair value of their shares, subject to certain procedures and requirements set forth in such statute. Those rights are commonly referred to as appraisal rights. The Declaration of Trust provides that shares shall not entitle shareholders to appraisal rights.

Conflict with Applicable Laws and Regulations

The Declaration of Trust provides that if and to the extent that any provision of the Declaration of Trust conflicts with any provision of the 1940 Act, the provisions under the Code applicable to the Fund as a RIC or other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of the Declaration of Trust or affect the validity of any action taken or omitted to be taken prior to such determination.

Exclusive Delaware Jurisdiction

Under the Declaration of Trust, any claims related to the Fund, except claims under the federal securities laws, must be exclusively brought in the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction, unless the Fund, in its sole discretion, consents in writing to an alternative forum. As a result of this exclusive jurisdiction provision, shareholders may be required to bring suit in an inconvenient and less favorable jurisdiction. Further, under this provision, those bound by the Declaration of Trust, including shareholders of the Fund, waive any and all rights to trial by jury.

Anti-Takeover Provisions in the Declaration of Trust

The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office with or without cause by an action adopted by the majority of the then Trustees. The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund’s asset, or liquidation. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

Security Title [Text Block]	CAPITAL STRUCTURE
TYPES OF INVESTMENTS AND RELATED RISKS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

TYPES OF INVESTMENTS AND RELATED RISKS

General

The value of the Fund’s total net assets may fluctuate in response to fluctuations in the value of the Investment Funds in which the Fund invests. Discussed below are the investments generally made by Investment Funds and the principal risks that the Advisor and the Fund believe are associated with those investments. These risks will, in turn, have an effect on the Fund. The Fund does not currently intend to make other types of direct investments, except that, in response to adverse market, economic or political conditions, the Fund may invest temporarily in high quality fixed income securities, money market instruments and affiliated or unaffiliated money market funds or may hold cash or cash equivalents for temporary defensive purposes. In addition, the Fund may also make these types of investments pending the investment of assets in Investment Funds or to maintain the liquidity necessary to effect repurchases of Shares. When the Fund takes a defensive position or otherwise makes these types of investments, it may not achieve its investment objective.

Risks Related to Investing in the Fund

General Economic and Market Conditions. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is higher. An Investment Fund’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage was not used.

An investment in the Fund involves a high degree of risk, including the risk that the shareholder’s entire investment may be lost. The Fund’s performance depends upon the Advisor’s selection of the Fund’s investments, the allocation of offering proceeds thereto and the performance of the investments. The Investment Funds’ investment activities involve the risks associated with private equity investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors including environmental negligence which are beyond the control of the Fund and its investments.

Unexpected volatility or lack of liquidity, such as the general market conditions that had prevailed in 2008, could impair the Fund’s profitability or result in its suffering losses.

Availability of Investment Opportunities. The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. In particular, the Fund may compete for investments with private equity and venture capital funds, secondary market funds, other equity and non-equity based investment funds, investment banks and other sources of financing, each of which may have greater financial, technical and marketing resources. The Fund is subject to regulatory restrictions under the 1940 Act as a RIC that may not apply to some competitors. Additionally, the availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions.

Similarly, identification of attractive investment opportunities by Investment Funds is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by an Investment Manager, the Fund may not be permitted to take advantage of the opportunity to the fullest extent desired. Other investment vehicles sponsored, managed or advised by the Advisor and its affiliates may seek investment opportunities similar to those the Fund may be seeking. The Advisor will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles.

Dependence on the Advisor and Investment Managers. The Fund relies on the expertise of the Advisor to allocate assets of the Fund to the Core Independent Managers and to select and size Direct Access Co-Investments and Secondary Investments presented to the Fund. Shareholders will not receive or otherwise by privy to due diligence or risk information prepared by or for the Advisor in respect of such investments. The Advisor has the authority and responsibility to select opportunities it believes are appropriate for the Fund, and to make allocations among the Fund and other investment vehicles sponsored, managed, or advised by the Advisor and its affiliates. There can be no assurance that the Advisor will successfully select or implement strategies to achieve the Fund’s investment objective.

The Fund intends to allocate substantially all of its assets to Investment Funds managed by the Core Independent Managers. The Fund is particularly reliant on the expertise of Investment Managers in executing Direct Access Co-Investments and Secondary Investments. There can be no guarantee that such arrangements will be available to the Investment Managers, or that such investments will otherwise generate attractive returns for the Fund and its shareholders. To the extent that one or more of the Investment Managers serve as lead investors, and assume control of the underlying operating company, the Fund will also be reliant on such Investment Manager’s ability to manage the operations of the operating company. The Advisor may manage other accounts that invest in Investment Funds managed by Core Independent Managers, and these relationships may present conflicts of interest. See “Conflicts of Interest.”

Leverage Utilized by the Fund. The Fund may borrow money through a credit facility or other arrangements up to the limits of the Asset Coverage Requirement. The Fund may borrow money to manage liquidity for repurchases and general working capital requirements.

The use of leverage is speculative and involves certain risks. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Investment Funds at inopportune times, which may further depress the returns of the Fund.

The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement.

Private Equity Investments. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. The Fund does not intend to invest in primary investment interests in new funds being raised by an Investment Manager, but rather, the Fund will make private equity investments through Direct Access Co-Investments and Secondary Investments. The investments held by private equity funds and Direct Access Co-Investments involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return. Additionally, the portfolio companies of private equity funds may have more complex capital structures than traditional publicly-traded companies, and may have multiple classes of equity securities with differing rights, including with respect to voting and distributions. Such private companies may also have preferred stock or senior debt outstanding, which heightens the risk investing in the equity of such companies. Failure by the Fund, the Advisor or the Investment Managers to properly evaluate the relative rights and value of a class of securities in which the Fund invests could cause the Fund to lose part of all of its investment, which may have a material and adverse effect on the Fund’s NAV and results of operations.

Regulation of Investment Funds. The regulatory environment for Investment Funds continues to evolve, and changes in the regulation of Investment Funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of Investment Funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Advisor’s legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Advisor’s business. There can be no assurances that the Fund or the Advisor will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

Growth Equity. An Investment Fund may invest, and the Fund may co-invest, in growth equity opportunities. Growth equity is usually classified by investments in private companies that have reached profitability but still need capital to achieve the desired level of commercialization before having access to the public markets for financing. As a result of the risks associated with advancing the company’s growth plan, investors can expect a higher return than might be available in the public markets, but also need to recognize the business and financial risks that remain in advancing the company’s commercial aspirations. For growth equity companies, the risks are generally greater than the risks of investing in public companies that may be at a later stage of development.

Geographic Concentration Risks. An Investment Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the region of concentration.

Sanctions. Certain portfolio companies may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, on February 24, 2022, Russian troops began a full-scale invasion of Ukraine and, as of the date hereof, the countries remain in active armed conflict. Around the same time, the United States, the United Kingdom, the European Union, and several other nations announced a broad array of new or expanded sanctions, export controls, and other measures against Russia, Russian-backed separatist regions in Ukraine, and certain banks, companies, government officials, and other individuals in Russia and Belarus, as well as a number of Russian Oligarchs. The U.S. or other countries could also institute broader sanctions on Russia and others supporting Russia’s economy or military efforts. The ongoing conflict and the rapidly evolving measures in response could have a negative impact on the economy and business activity globally (including in the countries in which the Fund invests), and therefore could adversely affect the performance of the Fund’s portfolio companies. The severity and duration of the conflict and its impact on global economic and market conditions are impossible to predict, and as a result, could present material uncertainty and risk with respect to the Fund and its portfolio companies and operations, and the ability of the Fund to achieve its investment objectives. Similar risks will exist to the extent that any portfolio companies, service providers, vendors or certain other parties have material operations or assets in Russia, Ukraine, Belarus, or the immediate surrounding areas. Sanctions could also result in Russia taking counter measures or retaliatory actions which could adversely impact portfolio companies, including, but not limited to, cyberattacks targeting private companies, individuals or other infrastructure upon which the Fund’s portfolio companies rely.

Sector Concentration. The Fund seeks to diversify its Underlying Investments across sectors, however, a particular Investment Fund may concentrate its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration. The Fund generally expects to have exposure to the following sectors:

●	Utilities and Energy Sectors. Energy companies may be significantly affected by outdated technology, short product cycles, falling prices and profits, market competition and risks associated with using hazardous materials. Energy companies may also be negatively affected by legislation that results in stricter government regulations and enforcement policies or specific expenditures. An Investment Fund may invest, and the Fund may co-invest, in portfolio companies in the utilities sector, thereby exposing the Investment Fund to risks associated with this sector. Rates charged by traditional regulated utility companies are generally subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising.

●	Materials Sector. Companies in the materials sector may be adversely affected by commodity price volatility, exchange rate fluctuations, social and political unrest, war, import or export controls, increased competition, depletion of resources, technical advances, labor relations, over-production, decreases in the demand for materials, litigation and government regulations, among other factors. Companies in the materials sector are also at risk of liability for environmental damage and product liability claims and may incur significant environmental remediation costs in complying with environmental laws. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

●	Industrials Sector. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events, trade disputes and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.

●	Consumer Discretionary Sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, supply chains, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

●	Consumer Staples Sector. Companies in the consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Tobacco and tobacco-related companies, in particular, may be adversely affected by new laws, regulations and litigation. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

●	Healthcare Sector. The profitability of companies in the healthcare sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection. The expiration of a company’s patents may adversely affect that company’s profitability. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. The U.S. Inflation Reduction Act of 2022 allows for the negotiation of prescription drug prices on behalf of Medicare recipients, which may result in reduced prescription prices. This could reduce some healthcare companies’ overall profitability. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence.

●	Financial Sector. Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of such companies is generally dependent on the availability and cost of capital, and can fluctuate as a result of increased competition or changing interest rates. In addition, events in the financial sector over the past several years have resulted in reduced liquidity in credit and a high degree of volatility in the financial markets. This situation has negatively affected many financial services companies, such as by causing such companies’ values to decline.

●	Information Technology Sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the application software industry, in particular, may also be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs.

●	Communication Services Sector. The communication services sector consists of both companies in the telecommunication services industry as well as those in the media and entertainment industry. Examples of companies in the telecommunication services industry group include providers of fiber-optic, fixed-line, cellular and wireless telecommunications networks. Companies in the media and entertainment industry group encompass a variety of services and products including television broadcasting, gaming products, social media, networking platforms, online classifieds, online review websites, and Internet search engines. Companies in the communication services sector may be affected by industry competition, substantial capital requirements, government regulation, and obsolescence of communications products and services due to technological advancement. Fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. In addition, while all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Currency Risk. Investment Funds in which the Fund may invest may include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund’s or Investment Fund’s investments are denominated against the U.S. dollar may result in a decrease in the Fund’s net asset value. The Advisor will not elect to hedge the value of investments made by the Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Inflation Risk. The Fund’s investments may be subject to inflation risk, which is the risk that the real value (i.e., nominal price of the asset adjusted for inflation) of assets or income from investments will be less in the future as inflation decreases the purchasing power and value of money (i.e., as inflation increases, the real value of the Fund’s assets can decline). Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change), and the Fund’s investments may not keep pace with inflation, which would generally adversely affect the real value of shareholders’ investment in the Fund. This risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment.

Force Majeure Risk. Investment Funds may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an Investment Fund or a counterparty to the Fund or an Investment Fund) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an Investment Fund or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more Investment Fund or Underlying Investment, could result in a loss to the Fund, including if its investment in such Investment Fund or Underlying Investment is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

The outbreak of a novel coronavirus and related respiratory disease (“COVID-19”) has led, and for an unknown period of time will continue to lead, to disruptions in local, regional, national, and global markets and economies affected thereby. The COVID-19 outbreak has resulted in numerous deaths and the imposition of both local and more widespread business restrictions, labor shortages, fluctuations in consumer demand for certain goods and services, commercial disruption on a global scale, and general concern and uncertainty, all of which have caused social unrest and significant volatility in financial markets. Similar consequences could arise with respect to other infectious diseases. The extent to which COVID-19 will continue to affect the Fund, the Fund’s service providers and the Fund’s investments will depend on future developments, which are highly uncertain and cannot be predicted.

Risks Related to the Structure of Investment Funds

Nature of Portfolio Companies. The Investment Funds will include direct and indirect investments in various private or public (as part of a “going private” transaction) companies, ventures and businesses. This may include portfolio companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies.

Nature of Investment Funds. The Fund is registered as an investment company under the 1940 Act. The 1940 Act is designed to afford various protections to investors in pooled investment vehicles. For example, the 1940 Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, the Investment Funds in which the Fund invests are not subject to the provisions of the 1940 Act. Investment Managers may not be registered as investment advisers under the Advisers Act. As an investor in the Investment Funds managed by Investment Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

The Investment Funds are exempted from regulation under the 1940 Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund’s investment qualification thresholds are generally lower. As a result, the Fund provides an avenue for investing in Investment Funds that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to invest in largely unregulated vehicles will have the opportunity to make such an investment through the Fund.

Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Investment Funds than might normally be available through investments in registered investment company vehicles.

Direct Access Co-Investments. The Fund makes direct investments in the equity and/or debt securities of private companies, including through or alongside Investment Funds managed by Investment Managers. The Fund’s ability to realize a profit on such investments will be particularly reliant on the expertise of the Investment Managers, including to the extent they serve as the lead investor in the transaction. There can be no assurance that any specific Direct Access Co-Investment offered to the Fund would be appropriate or attractive to the Fund in the Advisor’s judgment. The market for co-investment opportunities is competitive and may be limited, and the co-investment opportunities to which the Fund wishes to allocate assets may not be available at any given time. Due diligence is conducted on co-investment opportunities; however, the Advisor may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Advisor may have little to no opportunities to negotiate the terms of such co-investments. The Fund generally relies on the Investment Managers offering such Direct Access Co-Investment opportunities to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the co-investment.

Secondary Investments. The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Advisor considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires an interest in an Investment Fund through a Secondary Investment, the Fund will generally not have the ability to modify or amend such Investment Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be greater than those relating to primary investments in new funds.

Where the Fund acquires an interest in an Investment Fund as a Secondary Investment, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the relevant private equity fund and, subsequently, that private equity fund recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return monies equivalent to such distributions to such private equity fund. While the Fund may, in turn, make a claim against the seller for any such monies so paid to the private equity fund, there can be no assurances that the Fund would prevail on such claim.

Affiliated Transactions. The 1940 Act contains prohibitions and restrictions relating to transactions between investment companies and their affiliates (including the Advisor), principal underwriters and affiliates of those affiliates or underwriters. Under these restrictions, the Fund and any portfolio company that the Fund controls are generally prohibited from knowingly participating in a joint transaction, including co-investments in a portfolio company, with an affiliated person, including any directors or officers of the Fund, the Advisor or any entity controlled or advised by any of them. These restrictions also generally prohibit the Fund’s affiliates, principal underwriters and affiliates of those affiliates or underwriters from knowingly purchasing from or selling to the Fund or any portfolio company controlled by the Fund certain securities or other property and from lending to and borrowing from the Fund or any portfolio company controlled by the Fund monies or other properties. The Fund and its affiliates may be precluded from co-investing in private placements of securities, including in any portfolio companies controlled by the Fund. The Fund, its affiliates and portfolio companies controlled by the Fund may from time to time engage in certain joint transactions, purchases, sales and loans in reliance upon and in compliance with the conditions of certain positions promulgated by the SEC and its staff. There can be no assurance that the Fund would be able to satisfy these conditions with respect to any particular transaction. As a result of these prohibitions, restrictions may be imposed on the size of positions or the type of investments that the Fund could make. The Fund has applied for exemptive relief from the SEC to allow it to co-invest in certain investment opportunities with certain of its affiliates. However, there can be no assurance that the Fund will obtain such relief. Prior to obtaining exemptive relief, the Fund intends to co-invest with its affiliates only in accordance with existing regulatory guidance.

Non-U.S. Risk. Certain of the Investment Funds may invest, and the Fund may co-invest, in foreign portfolio companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Investment Funds may be incomplete, inaccurate and/or significantly delayed. The Fund and the Investment Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the net asset value of the Fund.

Valuation of the Fund’s Investments. To the extent that the Fund does not receive timely valuation information from the Investment Managers of its investments, the Fund’s ability to accurately calculate its net asset value may be impaired. The Investment Managers generally provide valuations on a quarterly basis, whereas the Fund determines the NAV of each share class daily. A large portion of the Fund’s investments will not be publicly traded and will not have readily available market quotations. As such, the Fund’s investments will be valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. Fair valuations may prove to be inaccurate. Neither the Advisor nor the Board will be able to confirm independently the accuracy of valuation information provided by the Investment Managers (and audits of the Investment Managers and the various entities they sponsor and/or control, if conducted, generally occur only once a year). Valuation information could also be inaccurate due to fraudulent activity, mis-valuation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever.

A large percentage of the securities in which the Investment Funds invest will not have a readily ascertainable market price and will be fair valued by the Investment Fund. In this regard, an Investment Fund may face a conflict of interest in valuing the securities, as their value may affect the Investment Fund’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Fund, the accuracy of the valuations provided by the Investment Funds, that the Investment Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Funds’ policies and procedures and systems will not change without notice to the Fund. To the extent that the Fund does not receive timely information from the Investment Funds regarding their valuations, the Fund’s ability to accurately calculation its net asset value may impaired. As a result, an Investment Fund’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities.

Valuations Subject to Adjustment. The Advisor determines the Fund’s daily NAV based upon the quarterly valuations reported by the Investment Funds, which may not reflect market or other events occurring subsequent to the quarter-end. The Advisor will fair value the holdings in Investment Funds to reflect such events, consistent with its valuation policies; however, there is no guarantee the Advisor will correctly fair value such investments. Additionally, the valuations reported by Investment Funds may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Investment Funds or revisions to the net asset value of an Investment Fund or direct private equity investment adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New shareholders may be affected in a similar way.

Illiquidity of Investment Fund Interests. There is no regular market for interest in Investment Funds, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the applicable Investment Fund and could occur at a discount to the stated net asset value. If the Advisor determines to cause the Fund to sell its interests in an Investment Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time.

Indemnification of Investment Funds, Investment Managers and Others. The Fund may agree to indemnify certain of the Investment Funds and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Investment Funds. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.

Termination of the Fund’s Interest in an Investment Fund. An Investment Fund may, among other things, terminate the Fund’s interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets.

Investments in Non-Voting Stock; Inability to Vote. The Fund intends to hold its interests in the Investment Funds in nonvoting form or limit its voting rights to a certain percentage. Where only voting securities are available for purchase, the Fund will generally seek to create by contract the same result as owning a non-voting security by agreeing to relinquish or limit the right to vote in respect of its investment. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Fund contractually foregoes the right to vote Investment Fund securities, the Fund will not be able to vote or may be able to vote only to a limited extent on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on an Investment Fund could be diminished, which may consequently adversely affect the Fund and its shareholders.

Limited Operating History of Fund Investments. Many of the Investment Funds may have limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the Advisor to evaluate past performance or to validate the investment mandates of such Investment Funds will be limited.

Smaller Capitalization Issuers. Investment Funds may invest in smaller capitalization companies, including micro-cap companies. Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better- known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

OTHER RISKS

Investing in the Fund involves risks other than those associated with investments made by Investment Funds, including those described below:

Other Registered Investment Companies. The Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other registered investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one registered investment company. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.

Reverse Repurchase Agreements. Reverse repurchase agreements involve a sale of a security by an Investment Fund to a bank or securities dealer and the Investment Fund’s simultaneous agreement to repurchase the security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Investment Fund. Reverse repurchase transactions are a form of leverage that may also increase the volatility of an Investment Fund’s investment portfolio.

Dilution. The Fund may accept additional subscriptions for Shares as determined by the Board, in its sole discretion. Additional purchases will dilute the indirect interests of existing shareholders in the Fund’s investments prior to such purchases, which could have an adverse impact on the existing shareholders’ interests in the Fund if subsequent investments underperform the prior investments.

Substantial Fees and Expenses. A shareholder in the Fund that meets the eligibility conditions imposed by one or more Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in Investment Funds. By investing in the Investment Funds through the Fund, a shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of an Investment Fund’s returns which are paid to an Investment Manager and fees and expenses borne by the Fund as an investor in the Investment Funds). Each Investment Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.

Incentive Allocation Arrangements. The aggregate fees associated with the Fund’s investment in an Investment Fund (including Core Independent Manager fees and Underlying Independent Manager fees related to Underlying Investments) will generally equal 1.00% to 2.00% annually of committed or net invested capital, and approximately 20% of net profits as a carried interest allocation. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Control Positions. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Investment Funds, the investing Investment Funds likely would suffer losses on their investments.

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Investment Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Non-Fundamental Investment Policies. The Board of Trustees may change certain of the Fund’s investment objectives and policies, restrictions, strategies and techniques without shareholder approval. Any change to the Fund’s current non-fundamental operating policies, investment criteria and strategies may negatively impact the Fund’s business, net asset value, and/or the Fund’s operating results. This may impact the Fund’s ability to make distributions to shareholders, resulting in the loss of all or part of a shareholder’s investment in the Fund.

Non-Diversification Risk. We intend to be classified as “non-diversified” under the 1940 Act. As a result, we will be able to invest a greater portion of our assets in obligations of a single issuer than a “diversified” fund. We may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. We intend to maintain our status as a RIC, and thus we intend to satisfy the diversification requirements of Subchapter M of the Code, including its less stringent diversification requirements that apply to the percentage of our total assets that are represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and certain other securities.

No History of Operations. The Fund is a closed-end investment company with no history of operations. It is designed for long-term investors and not as a trading vehicle. If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objectives. In addition, because the Fund has no minimum asset threshold that must be satisfied prior to launch, the Fund will experience high expenses as a percentage of net assets, subject to the Fund’s Expense Limitation and Reimbursement Agreement (see “Fund Expenses”), to the extent it raises a minimum amount of capital.

New Advisor Risk. The Advisor is newly registered and has not previously managed an interval fund. Accordingly, investors in the Fund bear the risk that the Advisor’s inexperience may limit its effectiveness.

Possible Exclusion of a Shareholder Based on Certain Detrimental Effects. The Fund may repurchase and/or redeem Shares in accordance with the terms of its Agreement and Declaration of Trust (the “Declaration of Trust”) and the 1940 Act, including Rule 23c-2, held by a shareholder or other person acquiring Shares from or through a shareholder, if:

●	the Shares have been transferred in violation of the Fund’s Declaration of Trust, or have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy, insolvency or adjudicated incompetence of the shareholder;

●	ownership of the Shares by the shareholder or other person likely will cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

●	continued ownership of the Shares by the shareholder or other person may be harmful or injurious to the business or reputation of the Fund, the Board of Trustees, the Advisor or any of their affiliates, or may subject the Fund or any shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

●	any of the representations and warranties made by the shareholder or other person in connection with the acquisition of the Shares was not true when made or has ceased to be true;

●	the shareholder is subject to special regulatory or compliance requirements, such as those imposed by ERISA, the U.S. Bank Holding Company Act of 1956, as amended, or certain Federal Communications Commission regulations (collectively, “Special Laws or Regulations”), and the Fund determines that the shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold the Shares;

●	the shareholder owns Shares having an aggregate net asset value less than an amount determined from time to time by the Board, which amount is currently $1,000; or

●	the Board of Trustees determine that the repurchase of the Shares would be in the best interest of the Fund.

The Fund would only exercise these redemption rights in a manner that does not unfairly discriminate against shareholders and complies with Rule 23c-2. The effect of these provisions may be to deprive an investor in the Fund of an opportunity for a return even though other investors in the Fund might enjoy such a return.

Limitations on Transfer; Shares Not Listed; No Market for Class A Shares, Class C Shares or Class I Shares. The transferability of Shares is subject to certain restrictions contained in the Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Class A Shares, Class C Shares or Class I Shares, and the Fund contemplates that no such market will develop. The Shares are, therefore, not readily marketable. Although the Advisor and the Fund expect to recommend to the Board that the Fund offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so. Consequently, Class A Shares, Class C Shares and Class I Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Closed-end Fund; Liquidity Risks. The Fund is a non-diversified closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on net asset value. The Fund offers a limited degree of liquidity through quarterly repurchase offers, and Shares are therefore considerably less liquid than shares of funds that trade on a national securities exchange or shares of open-end management investment companies. As a result, the Shares should be viewed as a long-term investment for investors who are able to bear the risks associated with restricted liquidity.

Repurchase Risks. As a closed-end “interval fund,” the Fund makes quarterly repurchase offers for no less than 5% of the Fund’s outstanding Shares at NAV. Even though the Fund makes quarterly repurchase offers (typically in or around the last month of the calendar quarter), investors should consider the Fund’s Shares to be illiquid. There is no guarantee that you will be able to sell the amount of Shares that you wish to tender in connection with a given repurchase offer. Shareholders may tender more Shares than the Fund has offered to repurchase. If so, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, it is possible that not all Shares that are tendered in a repurchase offer will be repurchased. There is also a risk that some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a given quarter, thereby increasing the likelihood that a proration will occur. Finally, the Board (including a majority of Independent Trustees (as defined below)) may suspend quarterly repurchases in accordance with Rule 23c-3. Due to the foregoing, an investment in the Fund may not be appropriate for IRAs or other qualified retirement plans that require minimum distributions. Each of these factors may further limit the liquidity of the Fund’s Shares. See “Repurchases and Transfers of Shares.”

Potential Adverse Consequences of Repurchase Offers. The Fund believes that repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. The use of offering proceeds to fund Share repurchases may constitute a return of capital and will lower a shareholder’s tax basis in his or her shares. Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments (including by borrowing to obtain such investments), which may harm the Fund’s investment performance. Moreover, a reduction in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), may increase the Fund’s portfolio turnover, and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV per share. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market; and if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

A large shareholder, or multiple shareholders who in aggregate hold a large portion of the Fund’s shares, may request to have all of their shares repurchased, in which case, the Fund’s quarterly repurchase offers may be oversubscribed for an extended period of time until those shares are repurchased. Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Investment Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Investment Funds. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Investment Funds may not reflect the Advisor’s ideal judgments as to the desired portfolio composition of the Fund’s Investment Funds, in that the Fund’s performance may be tied to the performance of fewer Investment Funds and/or may not reflect the Advisor’s judgment as to the Fund’s optimal exposure to particular asset classes or investment mandates. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Timing of Repurchase Offers. The timing of repurchase offers may be disadvantageous for shareholders. When we make repurchase offers, we may offer to repurchase shares at a price that is lower than the price that investors paid for shares in our offering. As a result, to the extent investors have the ability to participate in a repurchase offer, the price at which an investor may sell shares, which will be equal to our NAV per share as of the date of repurchase, may be lower than what an investor paid in connection with the purchase of shares in our offering.

In addition, in the event an investor chooses to participate in a repurchase offer, the investor will be required to provide us with notice of intent to participate prior to knowing what the NAV per share will be on the repurchase date. Although an investor will have the ability to withdraw a repurchase request prior to the repurchase date, to the extent an investor seeks to sell shares to us pursuant to a repurchase offer, the investor will be required to do so without knowledge of what the repurchase price of our shares will be on the repurchase date.

Distributions. Distributions will be paid at least annually on the Fund’s Shares in amounts representing substantially all of the net investment income and net capital gains, if any, earned each year. The Fund may not achieve investment results or maintain a tax status that will allow or require any specified level of cash distributions, and therefore may not be a suitable investment for investors who require regular dividend income. The Fund intends to invest primarily in equity securities, and as a result, the Fund’s distributions may be less consistent than other investment companies that primarily make debt investments. Additionally, a shareholder’s distribution will be automatically reinvested in additional Shares, unless such shareholder specifically elects to receive all income dividends and/or capital gains distributions in cash. To the extent that any portion of the Fund’s distributions is considered a return of capital, (i) such distributions should not be considered the dividend yield or total return of an investment in the Shares, (ii) shareholders who receive the payment of a distribution consisting of a return of capital should not assume that the source of a distribution from the Fund is a net profit, and (iii) the amount treated as a tax-free return of capital will reduce a shareholder’s adjusted tax basis in its Shares, thereby increasing the shareholder’s potential taxable gain or reducing the potential taxable loss on the sale of the Shares.

Special Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Investment Funds in which the Fund is invested.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in an Investment Fund only at certain times specified by the governing documents of each respective Investment Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from an Investment Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) to shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to shareholders. The Fund will inform shareholders of the amount and character of its distributions to shareholders. See “Tax Aspects” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (generally determined on the basis of a one-year period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the amounts by which the Fund fails to meet such thresholds. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

In addition, the Fund may invest in Investment Funds located outside of the United States or in other non-U.S. portfolio companies or entities that may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Investment Funds or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Investment Funds and thus on the shareholders’ investment in the Fund. See “Tax Aspects.”

Change in Tax Laws. Each prospective investor should be aware that tax laws and regulations are changing on an ongoing basis, and such laws and/or regulations may be changed with retroactive effect. Moreover, the interpretation and/or application of tax laws and regulations by certain tax authorities may not be clear, consistent or transparent. Uncertainty in the tax law may require the Fund and/or an Investment Fund to accrue potential tax liabilities even in situations in which the Fund does not expect to be ultimately subject to such tax liabilities.

Significant tax reform legislation was enacted that, among other things, imposes a minimum tax on book income and profits of certain multinational corporations. There are a number of proposals in the U.S. Congress that would similarly modify the existing U.S. tax rules. The impact of this new legislation on shareholders, the Fund, the Investment Funds and the entities through which the Investment Funds invest is uncertain. Prospective investors are urged to consult their tax advisors regarding the effects of the new legislation on an investment in the Fund.

Unitholders should also consider the possibility of changes to tax laws and regulations which may adversely affect the Fund and/or the Fund’s non-U.S. investments, including as a result of the OECD’s Action Plan on Base Erosion and Profit Shifting.

Regulatory Change. Legal and regulatory changes could occur during the term of the Fund, which may materially adversely affect the Fund. In addition, legislation or regulation may change the way in which the Fund is regulated. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective.

Cyber security risk. As the use of technology has become more prevalent in the course of business, the Fund, its service providers, Investment Managers, Investment Funds, and underlying portfolio companies, like all companies, have become more susceptible to operational, information security and related risks through breaches in cyber security. In general, cyber security failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests may result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches affecting the Advisor, the Investment Managers, any subadvisor and other service providers (including, but not limited to, Fund accountants, custodians, transfer agents and Financial Intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber security breaches in the future.

While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cybersecurity breaches, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund does not directly control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. The Fund and its shareholders could be negatively impacted as a result.

LIMITS OF RISK DISCLOSURES

The above discussions of the various risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund, however, all principal risks associated with investing in the Fund are disclosed. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus. The Fund will update this Prospectus to account for any material changes in the risks involved with an investment in the Fund.

General [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General

The value of the Fund’s total net assets may fluctuate in response to fluctuations in the value of the Investment Funds in which the Fund invests. Discussed below are the investments generally made by Investment Funds and the principal risks that the Advisor and the Fund believe are associated with those investments. These risks will, in turn, have an effect on the Fund. The Fund does not currently intend to make other types of direct investments, except that, in response to adverse market, economic or political conditions, the Fund may invest temporarily in high quality fixed income securities, money market instruments and affiliated or unaffiliated money market funds or may hold cash or cash equivalents for temporary defensive purposes. In addition, the Fund may also make these types of investments pending the investment of assets in Investment Funds or to maintain the liquidity necessary to effect repurchases of Shares. When the Fund takes a defensive position or otherwise makes these types of investments, it may not achieve its investment objective.

Risks Related to Investing in the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Investing in the Fund

General Economic and Market Conditions. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is higher. An Investment Fund’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage was not used.

An investment in the Fund involves a high degree of risk, including the risk that the shareholder’s entire investment may be lost. The Fund’s performance depends upon the Advisor’s selection of the Fund’s investments, the allocation of offering proceeds thereto and the performance of the investments. The Investment Funds’ investment activities involve the risks associated with private equity investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors including environmental negligence which are beyond the control of the Fund and its investments.

Unexpected volatility or lack of liquidity, such as the general market conditions that had prevailed in 2008, could impair the Fund’s profitability or result in its suffering losses.

Availability of Investment Opportunities. The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. In particular, the Fund may compete for investments with private equity and venture capital funds, secondary market funds, other equity and non-equity based investment funds, investment banks and other sources of financing, each of which may have greater financial, technical and marketing resources. The Fund is subject to regulatory restrictions under the 1940 Act as a RIC that may not apply to some competitors. Additionally, the availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions.

Similarly, identification of attractive investment opportunities by Investment Funds is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by an Investment Manager, the Fund may not be permitted to take advantage of the opportunity to the fullest extent desired. Other investment vehicles sponsored, managed or advised by the Advisor and its affiliates may seek investment opportunities similar to those the Fund may be seeking. The Advisor will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles.

Dependence on the Advisor and Investment Managers. The Fund relies on the expertise of the Advisor to allocate assets of the Fund to the Core Independent Managers and to select and size Direct Access Co-Investments and Secondary Investments presented to the Fund. Shareholders will not receive or otherwise by privy to due diligence or risk information prepared by or for the Advisor in respect of such investments. The Advisor has the authority and responsibility to select opportunities it believes are appropriate for the Fund, and to make allocations among the Fund and other investment vehicles sponsored, managed, or advised by the Advisor and its affiliates. There can be no assurance that the Advisor will successfully select or implement strategies to achieve the Fund’s investment objective.

The Fund intends to allocate substantially all of its assets to Investment Funds managed by the Core Independent Managers. The Fund is particularly reliant on the expertise of Investment Managers in executing Direct Access Co-Investments and Secondary Investments. There can be no guarantee that such arrangements will be available to the Investment Managers, or that such investments will otherwise generate attractive returns for the Fund and its shareholders. To the extent that one or more of the Investment Managers serve as lead investors, and assume control of the underlying operating company, the Fund will also be reliant on such Investment Manager’s ability to manage the operations of the operating company. The Advisor may manage other accounts that invest in Investment Funds managed by Core Independent Managers, and these relationships may present conflicts of interest. See “Conflicts of Interest.”

Leverage Utilized by the Fund. The Fund may borrow money through a credit facility or other arrangements up to the limits of the Asset Coverage Requirement. The Fund may borrow money to manage liquidity for repurchases and general working capital requirements.

The use of leverage is speculative and involves certain risks. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Investment Funds at inopportune times, which may further depress the returns of the Fund.

The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement.

Private Equity Investments. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. The Fund does not intend to invest in primary investment interests in new funds being raised by an Investment Manager, but rather, the Fund will make private equity investments through Direct Access Co-Investments and Secondary Investments. The investments held by private equity funds and Direct Access Co-Investments involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return. Additionally, the portfolio companies of private equity funds may have more complex capital structures than traditional publicly-traded companies, and may have multiple classes of equity securities with differing rights, including with respect to voting and distributions. Such private companies may also have preferred stock or senior debt outstanding, which heightens the risk investing in the equity of such companies. Failure by the Fund, the Advisor or the Investment Managers to properly evaluate the relative rights and value of a class of securities in which the Fund invests could cause the Fund to lose part of all of its investment, which may have a material and adverse effect on the Fund’s NAV and results of operations.

Regulation of Investment Funds. The regulatory environment for Investment Funds continues to evolve, and changes in the regulation of Investment Funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of Investment Funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Advisor’s legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Advisor’s business. There can be no assurances that the Fund or the Advisor will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

Growth Equity. An Investment Fund may invest, and the Fund may co-invest, in growth equity opportunities. Growth equity is usually classified by investments in private companies that have reached profitability but still need capital to achieve the desired level of commercialization before having access to the public markets for financing. As a result of the risks associated with advancing the company’s growth plan, investors can expect a higher return than might be available in the public markets, but also need to recognize the business and financial risks that remain in advancing the company’s commercial aspirations. For growth equity companies, the risks are generally greater than the risks of investing in public companies that may be at a later stage of development.

Geographic Concentration Risks. An Investment Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the region of concentration.

Sanctions. Certain portfolio companies may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, on February 24, 2022, Russian troops began a full-scale invasion of Ukraine and, as of the date hereof, the countries remain in active armed conflict. Around the same time, the United States, the United Kingdom, the European Union, and several other nations announced a broad array of new or expanded sanctions, export controls, and other measures against Russia, Russian-backed separatist regions in Ukraine, and certain banks, companies, government officials, and other individuals in Russia and Belarus, as well as a number of Russian Oligarchs. The U.S. or other countries could also institute broader sanctions on Russia and others supporting Russia’s economy or military efforts. The ongoing conflict and the rapidly evolving measures in response could have a negative impact on the economy and business activity globally (including in the countries in which the Fund invests), and therefore could adversely affect the performance of the Fund’s portfolio companies. The severity and duration of the conflict and its impact on global economic and market conditions are impossible to predict, and as a result, could present material uncertainty and risk with respect to the Fund and its portfolio companies and operations, and the ability of the Fund to achieve its investment objectives. Similar risks will exist to the extent that any portfolio companies, service providers, vendors or certain other parties have material operations or assets in Russia, Ukraine, Belarus, or the immediate surrounding areas. Sanctions could also result in Russia taking counter measures or retaliatory actions which could adversely impact portfolio companies, including, but not limited to, cyberattacks targeting private companies, individuals or other infrastructure upon which the Fund’s portfolio companies rely.

Sector Concentration. The Fund seeks to diversify its Underlying Investments across sectors, however, a particular Investment Fund may concentrate its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration. The Fund generally expects to have exposure to the following sectors:

●	Utilities and Energy Sectors. Energy companies may be significantly affected by outdated technology, short product cycles, falling prices and profits, market competition and risks associated with using hazardous materials. Energy companies may also be negatively affected by legislation that results in stricter government regulations and enforcement policies or specific expenditures. An Investment Fund may invest, and the Fund may co-invest, in portfolio companies in the utilities sector, thereby exposing the Investment Fund to risks associated with this sector. Rates charged by traditional regulated utility companies are generally subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising.

●	Materials Sector. Companies in the materials sector may be adversely affected by commodity price volatility, exchange rate fluctuations, social and political unrest, war, import or export controls, increased competition, depletion of resources, technical advances, labor relations, over-production, decreases in the demand for materials, litigation and government regulations, among other factors. Companies in the materials sector are also at risk of liability for environmental damage and product liability claims and may incur significant environmental remediation costs in complying with environmental laws. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

●	Industrials Sector. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events, trade disputes and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.

●	Consumer Discretionary Sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, supply chains, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

●	Consumer Staples Sector. Companies in the consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Tobacco and tobacco-related companies, in particular, may be adversely affected by new laws, regulations and litigation. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

●	Healthcare Sector. The profitability of companies in the healthcare sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection. The expiration of a company’s patents may adversely affect that company’s profitability. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. The U.S. Inflation Reduction Act of 2022 allows for the negotiation of prescription drug prices on behalf of Medicare recipients, which may result in reduced prescription prices. This could reduce some healthcare companies’ overall profitability. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence.

●	Financial Sector. Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of such companies is generally dependent on the availability and cost of capital, and can fluctuate as a result of increased competition or changing interest rates. In addition, events in the financial sector over the past several years have resulted in reduced liquidity in credit and a high degree of volatility in the financial markets. This situation has negatively affected many financial services companies, such as by causing such companies’ values to decline.

●	Information Technology Sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the application software industry, in particular, may also be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs.

●	Communication Services Sector. The communication services sector consists of both companies in the telecommunication services industry as well as those in the media and entertainment industry. Examples of companies in the telecommunication services industry group include providers of fiber-optic, fixed-line, cellular and wireless telecommunications networks. Companies in the media and entertainment industry group encompass a variety of services and products including television broadcasting, gaming products, social media, networking platforms, online classifieds, online review websites, and Internet search engines. Companies in the communication services sector may be affected by industry competition, substantial capital requirements, government regulation, and obsolescence of communications products and services due to technological advancement. Fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. In addition, while all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Currency Risk. Investment Funds in which the Fund may invest may include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund’s or Investment Fund’s investments are denominated against the U.S. dollar may result in a decrease in the Fund’s net asset value. The Advisor will not elect to hedge the value of investments made by the Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Inflation Risk. The Fund’s investments may be subject to inflation risk, which is the risk that the real value (i.e., nominal price of the asset adjusted for inflation) of assets or income from investments will be less in the future as inflation decreases the purchasing power and value of money (i.e., as inflation increases, the real value of the Fund’s assets can decline). Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change), and the Fund’s investments may not keep pace with inflation, which would generally adversely affect the real value of shareholders’ investment in the Fund. This risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment.

Force Majeure Risk. Investment Funds may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an Investment Fund or a counterparty to the Fund or an Investment Fund) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an Investment Fund or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more Investment Fund or Underlying Investment, could result in a loss to the Fund, including if its investment in such Investment Fund or Underlying Investment is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

The outbreak of a novel coronavirus and related respiratory disease (“COVID-19”) has led, and for an unknown period of time will continue to lead, to disruptions in local, regional, national, and global markets and economies affected thereby. The COVID-19 outbreak has resulted in numerous deaths and the imposition of both local and more widespread business restrictions, labor shortages, fluctuations in consumer demand for certain goods and services, commercial disruption on a global scale, and general concern and uncertainty, all of which have caused social unrest and significant volatility in financial markets. Similar consequences could arise with respect to other infectious diseases. The extent to which COVID-19 will continue to affect the Fund, the Fund’s service providers and the Fund’s investments will depend on future developments, which are highly uncertain and cannot be predicted.

Risks Related to the Structure of Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Structure of Investment Funds

Nature of Portfolio Companies. The Investment Funds will include direct and indirect investments in various private or public (as part of a “going private” transaction) companies, ventures and businesses. This may include portfolio companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies.

Nature of Investment Funds. The Fund is registered as an investment company under the 1940 Act. The 1940 Act is designed to afford various protections to investors in pooled investment vehicles. For example, the 1940 Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, the Investment Funds in which the Fund invests are not subject to the provisions of the 1940 Act. Investment Managers may not be registered as investment advisers under the Advisers Act. As an investor in the Investment Funds managed by Investment Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

The Investment Funds are exempted from regulation under the 1940 Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund’s investment qualification thresholds are generally lower. As a result, the Fund provides an avenue for investing in Investment Funds that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to invest in largely unregulated vehicles will have the opportunity to make such an investment through the Fund.

Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Investment Funds than might normally be available through investments in registered investment company vehicles.

Direct Access Co-Investments. The Fund makes direct investments in the equity and/or debt securities of private companies, including through or alongside Investment Funds managed by Investment Managers. The Fund’s ability to realize a profit on such investments will be particularly reliant on the expertise of the Investment Managers, including to the extent they serve as the lead investor in the transaction. There can be no assurance that any specific Direct Access Co-Investment offered to the Fund would be appropriate or attractive to the Fund in the Advisor’s judgment. The market for co-investment opportunities is competitive and may be limited, and the co-investment opportunities to which the Fund wishes to allocate assets may not be available at any given time. Due diligence is conducted on co-investment opportunities; however, the Advisor may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Advisor may have little to no opportunities to negotiate the terms of such co-investments. The Fund generally relies on the Investment Managers offering such Direct Access Co-Investment opportunities to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the co-investment.

Secondary Investments. The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Advisor considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires an interest in an Investment Fund through a Secondary Investment, the Fund will generally not have the ability to modify or amend such Investment Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be greater than those relating to primary investments in new funds.

Where the Fund acquires an interest in an Investment Fund as a Secondary Investment, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the relevant private equity fund and, subsequently, that private equity fund recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return monies equivalent to such distributions to such private equity fund. While the Fund may, in turn, make a claim against the seller for any such monies so paid to the private equity fund, there can be no assurances that the Fund would prevail on such claim.

Affiliated Transactions. The 1940 Act contains prohibitions and restrictions relating to transactions between investment companies and their affiliates (including the Advisor), principal underwriters and affiliates of those affiliates or underwriters. Under these restrictions, the Fund and any portfolio company that the Fund controls are generally prohibited from knowingly participating in a joint transaction, including co-investments in a portfolio company, with an affiliated person, including any directors or officers of the Fund, the Advisor or any entity controlled or advised by any of them. These restrictions also generally prohibit the Fund’s affiliates, principal underwriters and affiliates of those affiliates or underwriters from knowingly purchasing from or selling to the Fund or any portfolio company controlled by the Fund certain securities or other property and from lending to and borrowing from the Fund or any portfolio company controlled by the Fund monies or other properties. The Fund and its affiliates may be precluded from co-investing in private placements of securities, including in any portfolio companies controlled by the Fund. The Fund, its affiliates and portfolio companies controlled by the Fund may from time to time engage in certain joint transactions, purchases, sales and loans in reliance upon and in compliance with the conditions of certain positions promulgated by the SEC and its staff. There can be no assurance that the Fund would be able to satisfy these conditions with respect to any particular transaction. As a result of these prohibitions, restrictions may be imposed on the size of positions or the type of investments that the Fund could make. The Fund has applied for exemptive relief from the SEC to allow it to co-invest in certain investment opportunities with certain of its affiliates. However, there can be no assurance that the Fund will obtain such relief. Prior to obtaining exemptive relief, the Fund intends to co-invest with its affiliates only in accordance with existing regulatory guidance.

Non-U.S. Risk. Certain of the Investment Funds may invest, and the Fund may co-invest, in foreign portfolio companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Investment Funds may be incomplete, inaccurate and/or significantly delayed. The Fund and the Investment Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the net asset value of the Fund.

Valuation of the Fund’s Investments. To the extent that the Fund does not receive timely valuation information from the Investment Managers of its investments, the Fund’s ability to accurately calculate its net asset value may be impaired. The Investment Managers generally provide valuations on a quarterly basis, whereas the Fund determines the NAV of each share class daily. A large portion of the Fund’s investments will not be publicly traded and will not have readily available market quotations. As such, the Fund’s investments will be valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. Fair valuations may prove to be inaccurate. Neither the Advisor nor the Board will be able to confirm independently the accuracy of valuation information provided by the Investment Managers (and audits of the Investment Managers and the various entities they sponsor and/or control, if conducted, generally occur only once a year). Valuation information could also be inaccurate due to fraudulent activity, mis-valuation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever.

A large percentage of the securities in which the Investment Funds invest will not have a readily ascertainable market price and will be fair valued by the Investment Fund. In this regard, an Investment Fund may face a conflict of interest in valuing the securities, as their value may affect the Investment Fund’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Fund, the accuracy of the valuations provided by the Investment Funds, that the Investment Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Funds’ policies and procedures and systems will not change without notice to the Fund. To the extent that the Fund does not receive timely information from the Investment Funds regarding their valuations, the Fund’s ability to accurately calculation its net asset value may impaired. As a result, an Investment Fund’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities.

Valuations Subject to Adjustment. The Advisor determines the Fund’s daily NAV based upon the quarterly valuations reported by the Investment Funds, which may not reflect market or other events occurring subsequent to the quarter-end. The Advisor will fair value the holdings in Investment Funds to reflect such events, consistent with its valuation policies; however, there is no guarantee the Advisor will correctly fair value such investments. Additionally, the valuations reported by Investment Funds may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Investment Funds or revisions to the net asset value of an Investment Fund or direct private equity investment adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New shareholders may be affected in a similar way.

Illiquidity of Investment Fund Interests. There is no regular market for interest in Investment Funds, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the applicable Investment Fund and could occur at a discount to the stated net asset value. If the Advisor determines to cause the Fund to sell its interests in an Investment Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time.

Indemnification of Investment Funds, Investment Managers and Others. The Fund may agree to indemnify certain of the Investment Funds and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Investment Funds. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.

Termination of the Fund’s Interest in an Investment Fund. An Investment Fund may, among other things, terminate the Fund’s interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets.

Investments in Non-Voting Stock; Inability to Vote. The Fund intends to hold its interests in the Investment Funds in nonvoting form or limit its voting rights to a certain percentage. Where only voting securities are available for purchase, the Fund will generally seek to create by contract the same result as owning a non-voting security by agreeing to relinquish or limit the right to vote in respect of its investment. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Fund contractually foregoes the right to vote Investment Fund securities, the Fund will not be able to vote or may be able to vote only to a limited extent on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on an Investment Fund could be diminished, which may consequently adversely affect the Fund and its shareholders.

Limited Operating History of Fund Investments. Many of the Investment Funds may have limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the Advisor to evaluate past performance or to validate the investment mandates of such Investment Funds will be limited.

Smaller Capitalization Issuers. Investment Funds may invest in smaller capitalization companies, including micro-cap companies. Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better- known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

OTHER RISKS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

OTHER RISKS

Investing in the Fund involves risks other than those associated with investments made by Investment Funds, including those described below:

Other Registered Investment Companies. The Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other registered investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one registered investment company. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.

Reverse Repurchase Agreements. Reverse repurchase agreements involve a sale of a security by an Investment Fund to a bank or securities dealer and the Investment Fund’s simultaneous agreement to repurchase the security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Investment Fund. Reverse repurchase transactions are a form of leverage that may also increase the volatility of an Investment Fund’s investment portfolio.

Dilution. The Fund may accept additional subscriptions for Shares as determined by the Board, in its sole discretion. Additional purchases will dilute the indirect interests of existing shareholders in the Fund’s investments prior to such purchases, which could have an adverse impact on the existing shareholders’ interests in the Fund if subsequent investments underperform the prior investments.

Substantial Fees and Expenses. A shareholder in the Fund that meets the eligibility conditions imposed by one or more Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in Investment Funds. By investing in the Investment Funds through the Fund, a shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of an Investment Fund’s returns which are paid to an Investment Manager and fees and expenses borne by the Fund as an investor in the Investment Funds). Each Investment Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.

Incentive Allocation Arrangements. The aggregate fees associated with the Fund’s investment in an Investment Fund (including Core Independent Manager fees and Underlying Independent Manager fees related to Underlying Investments) will generally equal 1.00% to 2.00% annually of committed or net invested capital, and approximately 20% of net profits as a carried interest allocation. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Control Positions. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Investment Funds, the investing Investment Funds likely would suffer losses on their investments.

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Investment Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Non-Fundamental Investment Policies. The Board of Trustees may change certain of the Fund’s investment objectives and policies, restrictions, strategies and techniques without shareholder approval. Any change to the Fund’s current non-fundamental operating policies, investment criteria and strategies may negatively impact the Fund’s business, net asset value, and/or the Fund’s operating results. This may impact the Fund’s ability to make distributions to shareholders, resulting in the loss of all or part of a shareholder’s investment in the Fund.

Non-Diversification Risk. We intend to be classified as “non-diversified” under the 1940 Act. As a result, we will be able to invest a greater portion of our assets in obligations of a single issuer than a “diversified” fund. We may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. We intend to maintain our status as a RIC, and thus we intend to satisfy the diversification requirements of Subchapter M of the Code, including its less stringent diversification requirements that apply to the percentage of our total assets that are represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and certain other securities.

No History of Operations. The Fund is a closed-end investment company with no history of operations. It is designed for long-term investors and not as a trading vehicle. If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objectives. In addition, because the Fund has no minimum asset threshold that must be satisfied prior to launch, the Fund will experience high expenses as a percentage of net assets, subject to the Fund’s Expense Limitation and Reimbursement Agreement (see “Fund Expenses”), to the extent it raises a minimum amount of capital.

New Advisor Risk. The Advisor is newly registered and has not previously managed an interval fund. Accordingly, investors in the Fund bear the risk that the Advisor’s inexperience may limit its effectiveness.

Possible Exclusion of a Shareholder Based on Certain Detrimental Effects. The Fund may repurchase and/or redeem Shares in accordance with the terms of its Agreement and Declaration of Trust (the “Declaration of Trust”) and the 1940 Act, including Rule 23c-2, held by a shareholder or other person acquiring Shares from or through a shareholder, if:

●	the Shares have been transferred in violation of the Fund’s Declaration of Trust, or have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy, insolvency or adjudicated incompetence of the shareholder;

●	ownership of the Shares by the shareholder or other person likely will cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

●	continued ownership of the Shares by the shareholder or other person may be harmful or injurious to the business or reputation of the Fund, the Board of Trustees, the Advisor or any of their affiliates, or may subject the Fund or any shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

●	any of the representations and warranties made by the shareholder or other person in connection with the acquisition of the Shares was not true when made or has ceased to be true;

●	the shareholder is subject to special regulatory or compliance requirements, such as those imposed by ERISA, the U.S. Bank Holding Company Act of 1956, as amended, or certain Federal Communications Commission regulations (collectively, “Special Laws or Regulations”), and the Fund determines that the shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold the Shares;

●	the shareholder owns Shares having an aggregate net asset value less than an amount determined from time to time by the Board, which amount is currently $1,000; or

●	the Board of Trustees determine that the repurchase of the Shares would be in the best interest of the Fund.

The Fund would only exercise these redemption rights in a manner that does not unfairly discriminate against shareholders and complies with Rule 23c-2. The effect of these provisions may be to deprive an investor in the Fund of an opportunity for a return even though other investors in the Fund might enjoy such a return.

Limitations on Transfer; Shares Not Listed; No Market for Class A Shares, Class C Shares or Class I Shares. The transferability of Shares is subject to certain restrictions contained in the Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Class A Shares, Class C Shares or Class I Shares, and the Fund contemplates that no such market will develop. The Shares are, therefore, not readily marketable. Although the Advisor and the Fund expect to recommend to the Board that the Fund offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so. Consequently, Class A Shares, Class C Shares and Class I Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Closed-end Fund; Liquidity Risks. The Fund is a non-diversified closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on net asset value. The Fund offers a limited degree of liquidity through quarterly repurchase offers, and Shares are therefore considerably less liquid than shares of funds that trade on a national securities exchange or shares of open-end management investment companies. As a result, the Shares should be viewed as a long-term investment for investors who are able to bear the risks associated with restricted liquidity.

Repurchase Risks. As a closed-end “interval fund,” the Fund makes quarterly repurchase offers for no less than 5% of the Fund’s outstanding Shares at NAV. Even though the Fund makes quarterly repurchase offers (typically in or around the last month of the calendar quarter), investors should consider the Fund’s Shares to be illiquid. There is no guarantee that you will be able to sell the amount of Shares that you wish to tender in connection with a given repurchase offer. Shareholders may tender more Shares than the Fund has offered to repurchase. If so, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, it is possible that not all Shares that are tendered in a repurchase offer will be repurchased. There is also a risk that some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a given quarter, thereby increasing the likelihood that a proration will occur. Finally, the Board (including a majority of Independent Trustees (as defined below)) may suspend quarterly repurchases in accordance with Rule 23c-3. Due to the foregoing, an investment in the Fund may not be appropriate for IRAs or other qualified retirement plans that require minimum distributions. Each of these factors may further limit the liquidity of the Fund’s Shares. See “Repurchases and Transfers of Shares.”

Potential Adverse Consequences of Repurchase Offers. The Fund believes that repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. The use of offering proceeds to fund Share repurchases may constitute a return of capital and will lower a shareholder’s tax basis in his or her shares. Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments (including by borrowing to obtain such investments), which may harm the Fund’s investment performance. Moreover, a reduction in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), may increase the Fund’s portfolio turnover, and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV per share. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market; and if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

A large shareholder, or multiple shareholders who in aggregate hold a large portion of the Fund’s shares, may request to have all of their shares repurchased, in which case, the Fund’s quarterly repurchase offers may be oversubscribed for an extended period of time until those shares are repurchased. Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Investment Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Investment Funds. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Investment Funds may not reflect the Advisor’s ideal judgments as to the desired portfolio composition of the Fund’s Investment Funds, in that the Fund’s performance may be tied to the performance of fewer Investment Funds and/or may not reflect the Advisor’s judgment as to the Fund’s optimal exposure to particular asset classes or investment mandates. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Timing of Repurchase Offers. The timing of repurchase offers may be disadvantageous for shareholders. When we make repurchase offers, we may offer to repurchase shares at a price that is lower than the price that investors paid for shares in our offering. As a result, to the extent investors have the ability to participate in a repurchase offer, the price at which an investor may sell shares, which will be equal to our NAV per share as of the date of repurchase, may be lower than what an investor paid in connection with the purchase of shares in our offering.

In addition, in the event an investor chooses to participate in a repurchase offer, the investor will be required to provide us with notice of intent to participate prior to knowing what the NAV per share will be on the repurchase date. Although an investor will have the ability to withdraw a repurchase request prior to the repurchase date, to the extent an investor seeks to sell shares to us pursuant to a repurchase offer, the investor will be required to do so without knowledge of what the repurchase price of our shares will be on the repurchase date.

Distributions. Distributions will be paid at least annually on the Fund’s Shares in amounts representing substantially all of the net investment income and net capital gains, if any, earned each year. The Fund may not achieve investment results or maintain a tax status that will allow or require any specified level of cash distributions, and therefore may not be a suitable investment for investors who require regular dividend income. The Fund intends to invest primarily in equity securities, and as a result, the Fund’s distributions may be less consistent than other investment companies that primarily make debt investments. Additionally, a shareholder’s distribution will be automatically reinvested in additional Shares, unless such shareholder specifically elects to receive all income dividends and/or capital gains distributions in cash. To the extent that any portion of the Fund’s distributions is considered a return of capital, (i) such distributions should not be considered the dividend yield or total return of an investment in the Shares, (ii) shareholders who receive the payment of a distribution consisting of a return of capital should not assume that the source of a distribution from the Fund is a net profit, and (iii) the amount treated as a tax-free return of capital will reduce a shareholder’s adjusted tax basis in its Shares, thereby increasing the shareholder’s potential taxable gain or reducing the potential taxable loss on the sale of the Shares.

Special Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Investment Funds in which the Fund is invested.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in an Investment Fund only at certain times specified by the governing documents of each respective Investment Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from an Investment Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) to shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to shareholders. The Fund will inform shareholders of the amount and character of its distributions to shareholders. See “Tax Aspects” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (generally determined on the basis of a one-year period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the amounts by which the Fund fails to meet such thresholds. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

In addition, the Fund may invest in Investment Funds located outside of the United States or in other non-U.S. portfolio companies or entities that may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Investment Funds or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Investment Funds and thus on the shareholders’ investment in the Fund. See “Tax Aspects.”

Change in Tax Laws. Each prospective investor should be aware that tax laws and regulations are changing on an ongoing basis, and such laws and/or regulations may be changed with retroactive effect. Moreover, the interpretation and/or application of tax laws and regulations by certain tax authorities may not be clear, consistent or transparent. Uncertainty in the tax law may require the Fund and/or an Investment Fund to accrue potential tax liabilities even in situations in which the Fund does not expect to be ultimately subject to such tax liabilities.

Significant tax reform legislation was enacted that, among other things, imposes a minimum tax on book income and profits of certain multinational corporations. There are a number of proposals in the U.S. Congress that would similarly modify the existing U.S. tax rules. The impact of this new legislation on shareholders, the Fund, the Investment Funds and the entities through which the Investment Funds invest is uncertain. Prospective investors are urged to consult their tax advisors regarding the effects of the new legislation on an investment in the Fund.

Unitholders should also consider the possibility of changes to tax laws and regulations which may adversely affect the Fund and/or the Fund’s non-U.S. investments, including as a result of the OECD’s Action Plan on Base Erosion and Profit Shifting.

Regulatory Change. Legal and regulatory changes could occur during the term of the Fund, which may materially adversely affect the Fund. In addition, legislation or regulation may change the way in which the Fund is regulated. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective.

Cyber security risk. As the use of technology has become more prevalent in the course of business, the Fund, its service providers, Investment Managers, Investment Funds, and underlying portfolio companies, like all companies, have become more susceptible to operational, information security and related risks through breaches in cyber security. In general, cyber security failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests may result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches affecting the Advisor, the Investment Managers, any subadvisor and other service providers (including, but not limited to, Fund accountants, custodians, transfer agents and Financial Intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber security breaches in the future.

While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cybersecurity breaches, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund does not directly control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. The Fund and its shareholders could be negatively impacted as a result.

LIMITS OF RISK DISCLOSURES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIMITS OF RISK DISCLOSURES

The above discussions of the various risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund, however, all principal risks associated with investing in the Fund are disclosed. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus. The Fund will update this Prospectus to account for any material changes in the risks involved with an investment in the Fund.

Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	5.75%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.00%	[3],[4]
Distribution/Servicing Fees [Percent]	0.25%	[3]
Acquired Fund Fees and Expenses [Percent]	1.50%	[3],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.38%	[3],[6]
Total Annual Expenses [Percent]	4.38%	[3]
Waivers and Reimbursements of Fees [Percent]	(0.13%)	[3],[7]
Net Expense over Assets [Percent]	4.25%	[3]
Expense Example, Year 01	$ 98
Expense Example, Years 1 to 3	181
Expense Example, Years 1 to 5	266
Expense Example, Years 1 to 10	$ 483
Other Transaction Fees Basis, Maximum [Percent]	1.00%	[8]
Class C [Member]
Fee Table [Abstract]
Sales Load [Percent]		[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	1.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.00%	[3],[4]
Distribution/Servicing Fees [Percent]	1.00%	[3]
Acquired Fund Fees and Expenses [Percent]	1.50%	[3],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.38%	[3],[6]
Total Annual Expenses [Percent]	5.13%	[3]
Waivers and Reimbursements of Fees [Percent]	(0.13%)	[3],[7]
Net Expense over Assets [Percent]	5.00%	[3]
Expense Example, Year 01	$ 50	[9]
Expense Example, Years 1 to 3	152
Expense Example, Years 1 to 5	255
Expense Example, Years 1 to 10	$ 509
Other Transaction Fees Basis, Maximum [Percent]	1.00%	[8]
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]		[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.00%	[3],[4]
Distribution/Servicing Fees [Percent]	0.00%	[3]
Acquired Fund Fees and Expenses [Percent]	1.50%	[3],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.38%	[3],[6]
Total Annual Expenses [Percent]	4.13%	[3]
Waivers and Reimbursements of Fees [Percent]	(0.13%)	[3],[7]
Net Expense over Assets [Percent]	4.00%	[3]
Expense Example, Year 01	$ 40
Expense Example, Years 1 to 3	124
Expense Example, Years 1 to 5	210
Expense Example, Years 1 to 10	$ 431
Other Transaction Fees Basis, Maximum [Percent]	1.00%	[8]
Securities [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The Declaration of Trust provides that shareholder action can be taken only at a meeting of shareholders or by written consent of shareholders in lieu of a meeting. Subject to the 1940 Act, the Declaration of Trust or a resolution of the Board specifying a greater or lesser vote requirement, the affirmative vote of a majority of shares present in person or represented by proxy at a meeting and entitled to vote on the subject matter shall be the act of the shareholders with respect to any matter submitted to a vote of the shareholders.

Security Preemptive and Other Rights [Text Block]	Distributions may be paid to shareholders if, as and when authorized and declared by the Board. Shares will have no preference, preemptive, appraisal, conversion, exchange or redemption rights, and will be freely transferable.

[1]	Investors purchasing Class A Shares may be charged a sales load of up to 5.75% of the investment amount. The table assumes the maximum sales load is charged. The Distributor and/or a Financial Intermediary may, in its discretion, waive all or a portion of the sales load for certain investors (as further described under “Plan of Distribution”). No upfront sales load will be paid with respect to Class C or Class I shares. Purchasers should contact their Financial Intermediaries for additional information. See “Plan of Distribution.”
[2]	Class C shares are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on any shares repurchased less than 365 days after their purchase. The CDSC is retained by the Distributor and/or Financial Intermediary.
[3]	Weighted average net assets employed as the denominator for expense ratio computation is $100,000,000 million. This estimate is based on the assumption that we sell $200,000,000 million of our Shares in the initial 12-month period of the offering. Actual net assets will depend on the number of Shares we actually sell, realized gains/losses, unrealized appreciation/ depreciation and share repurchase activity, if any.
[4]	We do not anticipate borrowing funds during the first twelve months of operations. To the extent that we determine it is appropriate to borrow funds to fund repurchases, the costs associated with such borrowing will be indirectly borne by shareholders.
[5]	Acquired fund fees and expenses are the indirect costs of investing in other investment companies and private funds that would be regulated as investment companies but for Section 3(c)(1) or 3(c)(7) of the 1940 Act (such as the Investment Funds). Some or all of the Investment Funds in which the Fund invests charge carried interests, incentive fees or allocations based on the Investment Fund’s performance. The Investment Funds in which the Fund invests generally charge an aggregate management fee of 1.00% to 2.00% annually of committed or net invested capital, and approximately 20% of net profits as a carried interest allocation (which includes fees payable to the Core Independent Managers and the Underlying Independent Managers with respect to any Underlying Investments). In a given period, the management fee charged by Investment Funds may be reduced in part by amounts received by the Investment Fund’s management company for related activities, such as transaction and monitoring fees received from portfolio companies. In addition, when a portfolio company is sold and the distribution exceeds the management fee allocated to that portfolio company, the Investment Fund’s management company may refund a portion of the allocated management fees. Such refunds are generally accrued by the Investment Funds as if all portfolio companies were sold at fair values. The 1.50% shown as “Acquired Fund Fees and Expenses” reflects estimated operating expenses of the Investment Funds for the Fund’s current fiscal year (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds) after refunds, excluding any performance-based fees or allocations paid by Investment Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds
[6]	Other Expenses are estimated for the Fund’s current fiscal year and include the expenses associated with the dividend reinvestment plan established by the Fund (the “DRIP”), and the costs, if any, of reimbursing the Advisor for expense amounts, such as certain organizational and offering costs, previously borne by the Advisor on behalf of the Fund pursuant to the Expense Limitation and Reimbursement Agreement.
[7]	The Advisor has contractually entered into an “Expense Limitation and Reimbursement Agreement” with the Fund to limit until July 31, 2025 (the “Limitation Period”) the amount of “Specified Expenses” (as described herein) borne by the Fund in respect of Class A, Class C and Class I Shares during the Limitation Period to an amount not to exceed 2.50% per annum of the Fund’s net assets attributable to such Class (the “Expense Cap”). “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, including organizational and offering expenses, provided that the following expenses are excluded from the definition of Specified Expenses: (i) expenses of Investment Funds and any other underlying funds (including contribution requirements for investments, expenses and management fees) (i.e., acquired fund fees and expenses); (ii) interest expense and any other expenses incurred in connection with the Fund’s credit facility (if any); (iii) expenses incurred in connection with secondary offerings, co-investments and other investment-related expenses of the Fund; (iv) Distribution and Servicing Fees in respect of any class of Shares; (v) taxes; and (vi) extraordinary expenses. The Advisor may extend the Limitation Period for the Fund on an annual basis. To the extent that Specified Expenses in respect of any class of Shares for any month exceed the Expense Cap applicable to a class of Shares, the Advisor will reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Advisor bears Specified Expenses in respect of a class of shares, the Advisor may receive reimbursement for any expense amounts that were previously paid or borne by the Advisor, for a period not to exceed three years from the date on which such expenses were paid or borne by the Advisor, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Fund may only make a repayment to the Advisor if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed either: (1) the Expense Cap in place at the time such amounts were paid or borne by the Advisor; or (2) the Fund’s current Expense Cap.
[8]	An early repurchase fee payable to the Fund, in an amount of 1.00% of the value of the Shares accepted for repurchase, will be charged with respect to the repurchase of an investor’s Shares at any time prior to the day immediately preceding the one-year anniversary of an investor’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by an investor may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any investor. The early repurchase fee will be retained by the Fund for the benefit of the remaining investors. See “Repurchases and Transfers of Shares.”
[9]	If the CDSC were to apply, the hypothetical expense you would pay on a $1,000 investment in the Class C shares would be $60 for 1 year.